SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Product Information [Line Items]
Total operating revenue	$ 7,194,187	$ 3,166,228	$ 153,863
Advertising Services [Member]
Product Information [Line Items]
Advertisement design and consultation services	1,575,800	384,061
Advertisement display services	5,845,310	2,921,937	153,145
Gross revenue from advertising services	7,421,110	3,305,998	153,145
Less: discount to customers for advertisement displays	(247,060)	(147,478)
Digital Advertising Services [Member]
Product Information [Line Items]
Total operating revenue	7,174,050	3,158,520	153,145
Cash Rebate Services [Member]
Product Information [Line Items]
Total operating revenue	10,562	6,214	718
Payment Solution Services Related Party [Member]
Product Information [Line Items]
Total operating revenue	$ 9,575	$ 1,494